ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended		11 Months Ended	12 Months Ended
	Jul. 27, 2016 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Nov. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) a	Dec. 31, 2022 USD ($)	Dec. 31, 2024 BRL (R$)	Nov. 06, 2024	Dec. 31, 2023 BRL (R$) a
Product Information [Line Items]
Outstanding securities precentage					59.40%			59.40%
Revenues					$ 667,131
Total segment assets		$ 2,943,084			2,380,910
Proceeds from Issuance or Sale of Equity					1,595,750
Gross Profit		$ (80,898)	$ 163,227		265,694
Cash insurred					$ 40,373			R$ 250,000
Apollo Resources Corporation [Member]
Product Information [Line Items]
Gross Profit
Cash insurred						$ 3,652				R$ 250,000
Area of land | a						56,290				56,290
Other Machinery and Equipment [Member]
Product Information [Line Items]
Property and equipment estimated useful Life					10 years			10 years
Vehicles [Member]
Product Information [Line Items]
Property and equipment estimated useful Life					5 years			5 years
Computer Equipment [Member]
Product Information [Line Items]
Property and equipment estimated useful Life					3 years			3 years
3 Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Revenue percentage					58.00%
4 Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Revenue percentage		94.00%
Mineracao Jupiter Ltd [Member]
Product Information [Line Items]
Ownership percentage	99.99%	99.99%					99.99%
Stock Issued During Period, Shares, New Issues | shares	4,000,000
Mineracao Jupiter Ltd [Member] | Apollo Resources Corporation [Member]
Product Information [Line Items]
Ownership percentage							99.99%
Atlas Lthium Corp [Member]
Product Information [Line Items]
Ownership percentage		30.10%			32.70%			32.70%	44.66%
Atlas Lthium Corp [Member] | Apollo Resources Corporation [Member]
Product Information [Line Items]
Ownership percentage						58.71%				58.71%
Marc Fogassa [Member]
Product Information [Line Items]
Ownership percentage									39.87%
Mineracao Apollo Ltda Mineracao Duas Barras Ltda And RST Mineracao Ltda [Member]
Product Information [Line Items]
Ownership percentage							100.00%
Mineracao Apollo Ltda [Member]
Product Information [Line Items]
Ownership percentage		100.00%